Fair Value of Financial Instruments (Details 2) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets:
Investment securities available for sale	$ 377,363,000	$ 388,003,000
Mortgage loans held for sale	1,136,000	1,367,000
Estimated Fair Value
Assets:
Cash and cash equivalents	58,105,000	59,266,000
Investment securities available for sale	377,363,000	388,003,000
Other investments	2,595,000	2,728,000
Mortgage loans held for sale	1,136,000	1,367,000
Loans, net	1,197,371,000	1,123,864,000
Mutual funds held in deferred compensation trust	2,855,000	2,726,000
Liabilities:
Deposits	1,511,596,000	1,487,475,000
Junior subordinated debentures	15,464	15,464
Level 1
Assets:
Cash and cash equivalents	58,105,000	59,266,000
Investment securities available for sale	0	0
Other investments	0	0
Mortgage loans held for sale	0	0
Mutual funds held in deferred compensation trust	2,855,000	2,726,000
Level 2
Assets:
Cash and cash equivalents	0	0
Investment securities available for sale	377,363,000	388,003,000
Other investments	0	0
Mortgage loans held for sale	1,136,000	1,367,000
Liabilities:
Deposits	1,511,596,000	1,487,475,000
Junior subordinated debentures	15,464	15,464,000
Level 3
Assets:
Cash and cash equivalents	0	0
Investment securities available for sale	0	0
Other investments	2,595,000	2,728,000
Mortgage loans held for sale	0	0
Loans, net	1,197,371,000	1,123,864,000
Carrying Amount
Assets:
Cash and cash equivalents	58,105,000	59,266,000
Investment securities available for sale	377,363,000	388,003,000
Other investments	2,595,000	2,728,000
Mortgage loans held for sale	1,136,000	1,367,000
Loans, net	1,194,262,000	1,128,409,000
Mutual funds held in deferred compensation trust	2,855,000	2,726,000
Liabilities:
Deposits	1,509,225,000	1,484,731,000
Junior subordinated debentures	$ 15,464,000	$ 15,464,000